Share capital, share premium and transaction costs on new equity instruments - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Jul. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 13, 2019
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital		€ 1	€ 1
Share premium		€ 61,888	36,947		€ 6,089
Percentage of voting equity interests acquired		100.00%
New equity instruments transaction costs		€ 1,059	0	€ 0
Mega-E
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital				€ 100
Share premium	€ 0	0
Gain loss on fair value of options	€ 26,000	1,200
Percentage of voting equity interests acquired	100.00%
Ordinary shares [member]
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital		€ 100	€ 100
Number of shares outstanding		100
Par value per share		€ 1